Schedule of other current assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Sales tax receivable	$ 509,333	$ 5,444
Prepayments	467,089	110,299
Deferred Offering Costs	1,802,404
Total Other current assets	$ 2,778,826	$ 115,743